Condensed Consolidated Statements of Cash Flows (June 30, 2013 Unaudited) (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows From Operating Activities:
Net income/(loss)	€ 2,645	€ (89)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Unrealized foreign exchange loss, net	21	30
Release of inventory reserve, net	(42)	(630)
Depreciation and amortization	718	723
Stock-based compensation	894	958
Gain on fixed assets disposal	(6)
Provisions for income taxes	120	311
Accounts receivable	(1,272)	(951)
Inventories	(565)	(100)
Prepaid expenses and other current and non-current assets	(286)	(122)
Accounts payable, accrued expenses and income tax payables	1,596	1,065
Deferred revenues	(116)	(494)
Termination indemnities	(71)	9
Net cash provided by operating activities	3,636	710
Cash Flows From Investing Activities:
Capital expenditures	(340)	(263)
Proceeds from sale of equipment	10
Net cash used in investing activities	(330)	(263)
Cash Flows From Financing Activities:
Proceeds from stock options exercise, net	616	185
Repayment of long-term debt	(224)	(260)
Principal payments of capital lease obligations		(21)
Net cash provided by/(used in) financing activities	392	(96)
Increase in cash and cash equivalents	3,698	351
Effect of exchange rate on cash and cash equivalents	(29)	(19)
Cash and cash equivalents, beginning of period	12,485	9,990
Cash and cash equivalents, end of period	16,154	10,322
Supplemental disclosure of cash flow information:
Cash paid for interest	10	26
Cash paid for income taxes	11
Supplemental disclosure of non cash investing and financing activities:
Offset non-cash assets and liabilities	€ 116	€ 275